UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Regal Total Return Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 68.0%
	Communications – 6.3%
1,445	Baidu, Inc. - ADR*	$351,135
8,082	China Telecom Corp. Ltd. - ADR	375,247
13,052	Criteo S.A. - ADR*	428,758
6,544	Ctrip.com International Ltd. - ADR*	311,691
22,604	KT Corp. - ADR	300,181
2,867	Walt Disney Co.	300,490
3,507	WPP PLC - ADR	275,580
		2,343,082
	Consumer Discretionary – 12.0%
5,833	Adient PLC	286,925
1,748	Alibaba Group Holding Ltd. - ADR*	324,306
8,172	American Airlines Group, Inc.	310,209
28,018	Bed Bath & Beyond, Inc.	558,259
6,147	Carnival Corp.	352,285
20,133	Fiat Chrysler Automobiles N.V.	380,312
1,829	Lear Corp.	339,847
9,552	Macy's, Inc.	357,531
11,136	Mattel, Inc.	182,853
1,065	MercadoLibre, Inc.	318,361
5,521	NIKE, Inc. - Class B	439,913
1,421	O'Reilly Automotive, Inc.*	388,743
5,311	Starbucks Corp.	259,442
		4,498,986
	Consumer Staples – 5.0%
46,588	AMBEV SA - ADR	215,703
1,765	Bunge Ltd.	123,038
2,768	JM Smucker Co.	297,505
4,282	Sanderson Farms, Inc.	450,252
6,757	Target Corp.	514,343
5,169	Unilever PLC - ADR	285,742
		1,886,583
	Energy – 4.3%
4,547	Andeavor	596,475
18,248	Cosan Ltd. - Class A	139,232
18,890	Ecopetrol S.A. - ADR	388,190
8,453	Enbridge, Inc.	301,688
4,492	Eni S.p.A. - ADR	166,743
		1,592,328
	Financials – 4.7%
3,444	American Express Co.	337,512
5,927	Bank of New York Mellon Corp.	319,643
14,895	Cardtronics PLC - Class A*	360,161

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Financials (Continued)
2,041	Mastercard, Inc. - Class A	$401,098
6,364	Wells Fargo & Co.	352,820
		1,771,234
	Health Care – 15.1%
1,514	Allergan PLC	252,414
4,247	CVS Health Corp.	273,295
7,961	Express Scripts Holding Co.*	614,669
1,944	Humana, Inc.	578,593
813	IDEXX Laboratories, Inc.*	177,185
25,250	Innoviva, Inc.*	348,450
5,058	Intercept Pharmaceuticals, Inc.*	424,417
3,743	McKesson Corp.	499,316
4,715	Medtronic PLC	403,651
3,486	Novartis AG - ADR	263,332
3,152	Quest Diagnostics, Inc.	346,531
6,542	Sanofi - ADR	261,745
2,190	Shire PLC - ADR	369,672
5,668	United Therapeutics Corp.*	641,334
2,314	Zoetis, Inc.	197,130
		5,651,734
	Industrials – 4.2%
1,261	Deere & Co.	176,288
4,890	Siemens A.G. - ADR	322,178
5,207	Stericycle, Inc.*	339,965
2,509	Union Pacific Corp.	355,475
3,045	United Technologies Corp.	380,716
		1,574,622
	Materials – 7.2%
34,355	Cameco Corp.	386,494
4,730	Compass Minerals International, Inc.	310,997
23,200	Freeport-McMoRan, Inc.	400,432
60,480	Hudbay Minerals, Inc.	338,688
12,686	Louisiana-Pacific Corp.	345,313
1,681	LyondellBasell Industries N.V. - Class A	184,658
9,181	Norbord, Inc.	377,523
4,852	POSCO - ADR	359,630
		2,703,735
	Technology – 9.2%
3,585	Analog Devices, Inc.	343,873
22,250	AVX Corp.	348,657
3,305	IHS Markit Ltd.*	170,505
8,373	InterDigital, Inc.	677,376

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
16,698	LG Display Co., Ltd. - ADR	$137,592
11,385	Micron Technology, Inc.*	597,029
3,615	MKS Instruments, Inc.	345,955
2,964	Oracle Corp.	130,594
6,442	QUALCOMM, Inc.	361,525
6,818	Tencent Holdings Ltd. - ADR	342,605
		3,455,711
	Total Common Stocks (Cost $24,430,978)	25,478,015

	Exchange-Traded Funds – 24.7%
12,846	Invesco CurrencyShares Japanese Yen Trust*	1,110,794
52,996	Invesco DB U.S. Dollar Index Bullish Fund*	1,321,720
3,484	iShares 1-3 Year Credit Bond ETF	361,291
5,938	iShares 3-7 Year Treasury Bond ETF	712,560
33,282	iShares Floating Rate Bond ETF	1,697,382
19,545	iShares iBoxx $High Yield Corporate Bond ETF	1,662,888
3,342	iShares Intermediate Credit Bond ETF	355,054
3,352	iShares JP Morgan USD Emerging Markets Bond ETF	357,893
16,034	iShares MBS ETF	1,670,422

	Total Exchange-Traded Funds (Cost $9,381,440)	9,250,004

	Short-Term Investments – 7.4%
2,770,304	Fidelity Institutional Goverment Portfolio Fund, 1.73%[1]	2,770,304

	Total Short-Term Investments (Cost $2,770,304)	2,770,304

	Total Investments – 100.1% (Cost $36,582,722)	37,498,323
	Liabilities in Excess of other assets – (0.1)%	(53,840)

	Total Net Assets –100.0%	$37,444,483

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$36,591,566

Gross unrealized appreciation	$2,113,218
Gross unrealized depreciation	(1,206,461)

Net unrealized appreciation on investments	$906,757

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$25,478,015	$-	$-	$25,478,015
Exchange-Traded Funds	9,250,004	-	-	9,250,004
Short-Term Investments	2,770,304	-	-	2,770,304
Total Investments	$37,498,323	$-	$-	$37,498,323

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	08/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	08/29/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	08/29/2018

*	Print the name and title of each signing officer under his or her signature.